Acquisition (Details) - USD ($)			12 Months Ended
	Mar. 18, 2022	Dec. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 12, 2021	May 21, 2020
Acquisition (Details) [Line Items]
Equity interest percentage		100.00%
Equity ownership percentage		100.00%	100.00%
Aggregate value		$ 23,470,712
AggregateShares (in Shares)		3,189,000
Price per share (in Dollars per share)					$ 6
Earnout payment			$ 5,884,013	$ 8,826,019
Net income			$ 3,000,000	$ 3,000,000
Price per share (in Dollars per share)			$ 0.001
Amount paid			$ 10,076,600
Total consideration			$ 7,078,100
Issued ordinary shares (in Shares)			3,826,000
Price per share (in Dollars per share)			$ 1.85
Closing amount			$ 1,000,000
Cash earnout			1,998,500
Net income			$ 1,300,000
Shares outstanding in percentage	100.00%
Ordinary shares issued (in Shares)	3,826,000		50,000,000			9,000,000
Ordinary shares paid	$ 1,000,000
Closing price per share (in Dollars per share)			$ 1.85
Acquisition amount			$ 14,540,436
Closing cash			9,550,000
Net income			$ 2,400,000
Outstanding shares in percentage			100.00%
Cash to seller			$ 9,550,000
Ordinary Shares [Member]
Acquisition (Details) [Line Items]
Price per share (in Dollars per share)				$ 2.12
Price per share (in Dollars per share)			$ 4
Yinhua [Member]
Acquisition (Details) [Line Items]
Equity interest			100.00%
Cheyi BVI [Member]
Acquisition (Details) [Line Items]
Aggregate value		$ 6,760,680
Price per share (in Dollars per share)		$ 2.12
Earnout payment		$ 2,000,000